Reverse Recapitalization and Acquisitions of subsidiaries - Reconciliation of total market capitalization (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business Combinations And Reverse Recapitalization [Abstract]
Total market capitalization attributable to Thunder Bridge stockholders	¥ 13,165
Less: Ghisallo Non-Redemption Agreement	(1,593)	¥ (1,593)
Less: Additional paid-in capital transferred over when transferring net liabilities from CCG, under common control	(189)
Less: Ordinary Shares	(15)
Plus: Treasury shares	4
Additional paid-in capital from Reverse Recapitalization, net	¥ 11,372